Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2021
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	December 31, 2021	December 31, 2020
Citibank/Natwest $815 mil. Facility	$774,250	—
Senior unsecured notes	300,000	—
Macquarie Bank $58 mil. Facility	45,600	$56,000
SinoPac $13.3 mil. Facility	10,800	12,800
Eurobank $30.0 mil. Facility	21,375	—
Fair value of debt adjustment	(9,990)	(14,304)
The Royal Bank of Scotland $475.5 mil. Facility	—	433,412
HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank $382.5 mil. Facility	—	351,759
Citibank $114 mil. Facility	—	63,061
Credit Suisse $171.8 mil. Facility	—	101,254
Citibank – Eurobank $37.6 mil. Facility	—	17,669
Club Facility $206.2 mil.	—	124,427
Sinosure Cexim - Citibank - ABN Amro $203.4 mil. Facility	—	20,340
Citibank $123.9 mil. Facility	—	85,280
Citibank $120 mil. Facility	—	93,742
Comprehensive Financing Plan exit fees accrued	—	22,660
Total long-term debt	$1,142,035	$1,368,100
Less: Deferred finance costs, net	(28,369)	(25,093)
Less: Current portion	(95,750)	(155,662)
Total long-term debt net of current portion and deferred finance cost	$1,017,916	$1,187,345

Schedule of debt maturities of long-term debt

The scheduled debt maturities of long-term debt subsequent to December 31, 2021 are as follows (in thousands):

Principal
Payments due by period ended	repayments
December 31, 2022	$95,750
December 31, 2023	90,700
December 31, 2024	103,275
December 31, 2025	562,300
December 31, 2026	—
Thereafter	300,000
Total long-term debt	$1,152,025